F. Debt	12 Months Ended
Sep. 30, 2016
F. Debt
F. Debt

Convertible Promissory Notes

On September 29, 2015, the Company received funding in exchange for issuance of convertible promissory notes (the "Notes") from Biotechnology Value Fund, L.P. and other affiliates of BVF Partners, L.P.

The Notes have an aggregate principal balance of $1,000,000, accrue interest at a rate of 6% per annum and have a scheduled maturity date of September 28, 2016 (the "Maturity Date").  The outstanding principal and accrued interest on the Notes shall automatically convert into Company equity securities issued in a Qualified Financing (as defined below) at a conversion rate carrying a 15% discount to the lowest price per share (or share equivalent) issued in a Qualified Financing (an "Automatic Conversion").  If, prior to the Maturity Date, the Company enters into an agreement pertaining to a Corporate Transaction (as defined below) and the Note has not been previously converted pursuant to an Automatic Conversion, then, the outstanding principal balance and unpaid accrued interest of the Note shall automatically convert in whole into the right of the holder to receive, in lieu of any other payment and in cancellation of the Note, an amount in cash upon closing of the Corporate Transaction equal to two times the outstanding principal amount of the Note.

For purposes of the foregoing:  "Qualified Financing" means a bona fide new money equity securities financing on or before the Maturity Date with total proceeds to the Company of not less than four million dollars; and "Corporate Transaction" means a sale, lease or other disposition of all or substantially all of the Company's assets or a consolidation or merger of  the Company with or into any other corporation or other entity or person, or any other corporate reorganization, in which the stockholders of the Company immediately prior to such consolidation, merger or reorganization own less than fifty percent (50%) of the voting power of the surviving entity immediately after such consolidation, merger or reorganization.

As of September 30, 2015, the $1,000,000 principal balance of the Notes is recorded in the financial statements at face value and is net with a discount of $273,000 as a result of separating the fair value of the Qualified Financing redemption discount ("Redemption Feature") of 15% on the price per share in the Notes. The Redemption Feature qualifies as a derivative and is subject to fair value treatment. The Redemption Feature was being amortized over the expected life of the derivative, and the amortization expense is presented net with the interest expense from the Notes, yielding an effective interest rate of 40% that is different than the 6% stated in the Notes.

On December 11, 2015, following the completion of a Qualified Financing described above, the principal and accrued interest amounts under the Notes were converted into 5,414,402 shares of the Company's common stock and warrants to purchase an additional 5,414,402 shares of the Company's common stock at an exercise price per share of $0.22 subject to adjustment. As a result, the Notes were no longer outstanding as of that date.